Cash flows information - Disclosure of Transactions not Requiring Use of Cash Flows (Details) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Investing activities
Right-of-use assets	$ (1,448,622)	$ (960,197)
Property, furniture, equipment, lease-hold improvements	(71,285)	(463,204)
Initial public offering capitalized costs	(9,525)
Financing activities
Lease liabilities	1,448,622	960,197
Long-term debt	71,285	$ 463,204
Debt with related parties	(4,391)
Accounts payable and accrued expenses	$ 4,391